UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cobalt Capital Management, Inc.
Address: 237 Park Avenue, Suite 801
         New York, New York 10017


Form 13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wayne Cooperman
Title:   President
Phone:   (212) 808-3756

Signature, Place, and Date of Signing:


/s/ Wayne Cooperman     New York, New York     November 15, 2000
[Signature]             [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     107

Form 13F Information Table Value Total:     $358,605
                                            [thousands]

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Wayne Cooperman

         [Repeat as necessary.]



                                                 COBALT CAPITAL MANAGEMENT, INC.
                                                    AS OF September 30, 2000

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----


ESG RE Ltd             Common    G31215109      75,703    25,500   X                              1          X
Global Crossing Ltd    Common    G3921A100   1,240,000    40,000   X                              1          X
Loral Space &
  Communications       Common    G56462107   2,949,188   481,500   X                              1          X
Panamerican
  Beverages Inc        Common    P74823108     952,000    56,000   X                              1          X
AMR Corp               Common    001765106   7,338,344   224,500   X                              1          X
Actuant Corp           Common    00508X104      78,750    20,000   X                              1          X
Adelphia
  Communications Corp  Common    006848105     551,250    20,000   X                              1          X
Advanta Corp -
  Class B              Common    007942204   6,860,109   842,700   X                              1          X
Aetna Inc              Common    008117103   8,128,750   140,000   X                              1          X
Agilent
  Technologies Inc     Common    00846U101   2,955,826    60,400   X                              1          X
Alcoa Inc              Common    013817101   1,012,501    40,000   X                              1          X
Allegheny
  Technologies Inc     Common    01741R102     543,751    30,000   X                              1          X
Allied Waste
  Industries Inc       Common    019589308   2,985,019   324,900   X                              1          X
Amphenol Corp          Common    032095101   2,277,501    40,000   X                              1          X
Antec Corp             Common    03664P105     295,000    10,000   X                              1          X
Apria Healthcare
  Group                Common    037933108  14,042,031 1,007,500   X                              1          X
Argonaut Group         Common    040157109   1,011,500    57,800   X                              1          X
Associates First
  Capital Corp         Common    046008108   7,980,000   210,000   X                              1          X






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


Avis Group
  Holdings Inc         Common    053790101   1,940,438    65,500   X                              1          X
Baker Hughes Inc       Common    057224107   1,139,738    30,700   X                              1          X
Bally's Total
  Fitness Hldgs        Common    05873K108  10,102,500  404,100    X                              1          X
Bank of America
  Corp                 Common    060505104   3,666,250    70,000   X                              1          X
Bebe Stores Inc        Common    075571109     383,775    25,800   X                              1          X
Beverly Enterprises
  Inc                  Common    087851309     540,313    91,000   X                              1          X
Boise Cascade Corp     Common    097383103     531,250    20,000   X                              1          X
Boston Scientific      Common    101137107     657,500    40,000   X                              1          X
Brio Technology Inc    Common    109704106     105,625    10,000   X                              1          X
Budget Group Inc       Common    119003101   1,039,663   268,300   X                              1          X
Cigna Corp             Common    125509109   4,176,000    40,000   X                              1          X
CMS Energy Corp        Common    125896100   1,616,250    60,000   X                              1          X
CSX Corp               Common    126408103     218,125    10,000   X                              1          X
Cablevision
  Systems Corp         Common    12686C109   1,326,250    20,000   X                              1          X
Casella Waste
  Systems Inc          Common    147448104     405,000    40,000   X                              1          X
Crestline Capital
  Corp                 Common    226153104   3,448,744   171,900   X                              1          X
Crown Castle
  International Corp   Common    228411104     621,250    20,000   X                              1          X
Dendrite International
  Inc                  Common    248239105     268,125    10,000   X                              1          X
Devon Energy
  Corporation          Common    25179M103   3,572,911    59,400   X                              1          X
Fort James Corp        Common    347471104     916,875    30,000   X                              1          X
Freemarkets Inc        Common    356602102     571,250    10,000   X                              1          X
Galileo Intl Inc       Common    363547100   7,052,500   455,000   X                              1          X
General Cable Corp     Common    369300108      75,625    10,000   X                              1          X
General Motors Corp    Common    370442832   1,487,200    40,000   X                              1          X
Global Telesystems
  Inc                  Common    37936U104   1,733,750   380,000   X                              1          X
Honeywell
  International Inc    Common    438516106     712,500    20,000   X                              1          X
IMC Global Inc         Common    449669100     214,600    14,800   X                              1          X
IMS Health Inc         Common    449934108  10,375,000  500,000    X                              1          X
Infinity
  Broadcasting Corp    Common    45662S102   2,343,000    71,000   X                              1          X
Insignia Financial
  Group                Common    45767A105   1,028,075   100,300   X                              1          X
Interface Inc          Common    458665106   1,035,937   130,000   X                              1          X
Intrawest Corp         Common    460915200     738,150    44,400   X                              1          X
IT Group Inc           Common    465266104      95,000    20,000   X                              1          X




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


Kaufman & Broad
  Home Corp            Common    486168107   7,286,594   270,500   X                              1          X
Kellwood Co            Common    488044108   1,642,500    90,000   X                              1          X
Kemet Corp             Common    488360108  11,773,775  426,200    X                              1          X
LNR Property Corp      Common    501940100  34,983,8071,581,189    X                              1          X
Leggett & Platt Inc    Common    524660107     948,750    60,000   X                              1          X
Lexmark International
  Inc                  Common    529771107     375,000    10,000   X                              1          X
Manufacturers
  Services Ltd         Common    565005105     118,750    10,000   X                              1          X
McAffee.com Corp       Common    579062100     275,188    18,500   X                              1          X
Mohawk Industries
  Inc                  Common    608190104   3,053,750   140,000   X                              1          X
Molex Inc              Common    608554200   1,243,125    30,000   X                              1          X
Motorola Inc           Common    620076109     282,500    10,000   X                              1          X
Nabisco Holdings
  Corp                 Common    629526104     596,625    11,100   X                              1          X
Navistar
 International Corp    Common    63934E108   2,918,906    97,500   X                              1          X
Networks Associates
  Inc                  Common    640938106   3,269,313   144,500   X                              1          X
Nextcard Inc           Common    65332K107     204,610    22,500   X                              1          X
Northpoint
  Communications
  Grp Inc              Common    666610100   1,016,188   114,500   X                              1          X
Northwest Airlines
  Corp                 Common    667280101   2,736,262   111,400   X                              1          X
Ogden Corp             Common    676346109   8,012,725   590,800   X                              1          X
On Semiconductor Corp  Common    682189105     429,563    39,500   X                              1          X
Oxford Health
  Plans Inc            Common    691471106  23,170,649  753,900    X                              1          X
Palm Inc               Common    696642107     852,294    16,100   X                              1          X
Panera Bread Co        Common    69840W108   6,744,713   323,100   X                              1          X
Peoplesoft Inc         Common    712713106   1,676,250    60,000   X                              1          X
PFSweb Inc             Common    717098107      71,157    34,500   X                              1          X
Phillips Petroleum Co  Common    718507106   5,647,500    90,000   X                              1          X
Phototronics Inc       Common    719405102   3,808,463   174,600   X                              1          X
Quanta Services Inc    Common    74762E102     398,750    14,500   X                              1          X
Read Rite Corp         Common    755246105     225,000    20,000   X                              1          X
Resource America Inc   Common    761195205   4,373,250   514,500   X                              1          X
Resource Assets
  Investment Trust     Common    761196104   3,507,739   278,392   X                              1          X
Ross Stores Inc        Common    778296103     575,000    40,000   X                              1          X
Ryder Systems Inc      Common    783549108   9,746,063   528,600   X                              1          X
Ryland Group Inc       Common    783764103   9,783,600   315,600   X                              1          X
Shaw Industries Inc    Common    820286102   9,496,050   513,300   X                              1          X





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


Sinclair Broadcasting
  Group Inc            Common    829226109     109,375    10,000   X                              1          X
Southern Energy Inc    Common    842816100     355,501    12,000   X                              1          X
Sprint Corp            Common    852061100     586,250    20,000   X                              1          X
Sprint PCS Group       Common    852061506   3,856,875   110,000   X                              1          X
Starwood Hotels &
  Resorts              Common    85590A203     468,750    15,000   X                              1          X
Storage Technology
  Corp                 Common    862111200   1,205,707    88,900   X                              1          X
Symantec Corp          Common    871503108   3,080,000    70,000   X                              1          X
Tellabs Inc            Common    879664100     477,500    10,000   X                              1          X
Tenet Healthcare Corp  Common    88033G100   3,637,501   100,000   X                              1          X
Texaco Inc             Common    881694103   3,150,000    60,000   X                              1          X
3 Com Corp             Common    885535104   5,276,563   275,000   X                              1          X
Triad Hospital Inc     Common    89579K109   6,083,563   207,100   X                              1          X
US Oncology Inc        Common    90338W103      97,422    21,500   X                              1          X
Union Planters Corp    Common    908068109   2,635,081    79,700   X                              1          X
UnitedGlobalCom        Common    908068109     312,000    10,400   X                              1          X
Valero Energy Corp     Common    919131Y100 10,908,125   310,000   X                              1          X
Verizon
  Communications       Common    92343V104   1,453,125    30,000   X                              1          X
Viasystems Group Inc   Common    92553H100  19,276,300 1,133,900   X                              1          X
Visteon Corp           Common    92839U107     302,501    20,000   X                              1          X
Walter Industries Inc  Common    93317Q105   2,130,000   240,000   X                              1          X
Waste Management Inc   Common    94106L109   5,937,469   340,500   X                              1          X
Wilshire Real Estate   Common    971892104     604,688   215,000   X                              1          X

COLUMN TOTALS                              358,605,097






















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